Cover Page Cover Page	Jul. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 29, 2020
Entity Registrant Name	Northfield Bancorp, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35791
Entity Tax Identification Number	80-0882592
Entity Address, Address Line One	581 Main Street, Suite 810
Entity Address, City or Town	Woodbridge,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07095
City Area Code	732
Local Phone Number	499-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	NFBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001493225
Amendment Flag	false